                                  UNITED STATES              File No. 33-75708
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549          File No. 811-8370

                                    FORM N-1A
                                                                          ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                          ---
                                                                          ---
         Pre-Effective Amendment No.
                                    --------                              ---
                                                                          ---
         Post Effective Amendment No.   3                                  X
                                     -------                              ---
                                                                          ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                          ---
                                                                          ---
         Amendment No.    7                                                X
                       -------                                            ---

                                    McM Funds
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

One Bush Street, Suite 800
San Francisco, CA                                                    94104
----------------------------------------                           ----------
(Address of Principal Executive Offices)                           (Zip Code)

Registrant's Telephone Number, including Area Code                415-788-9300
                                                                  ------------

                              Deane A. Nelson, CFA
                                 Vice President
                               McMorgan & Company
                           One Bush Street, Suite 800
                         San Francisco, California 94104
                     ---------------------------------------
                     (Name and Address of Agent for Service)

COPIES TO:

       Julie Allecta, Esq.                         Joseph M. O'Donnell, Esq.
Heller, Ehrman, White & McAuliffe                  Fund/Plan Services, Inc.
        333 Bush Street                                2 West Elm Street
San Francisco, California 94104-2878           Conshohocken, Pennsylvania 19428

                  Approximate date of proposed public offering:
  As soon as practical after the effective date of this Registration Statement.
                It is proposed that this filing become effective:

[  ]     immediately upon filing pursuant to Paragraph (b) of Rule 485.


[X]      on November 1, 1996, pursuant to Paragraph (b).
            ----------------

[  ]     60 days after filing pursuant to paragraph (a)(1).


[  ]     on (date) pursuant to paragraph (a) of Rule 485.
            ------

[  ]     75 days after filing pursuant to paragraph (a)(ii).


[  ]     on (date) pursuant to paragraph (a)(ii) of Rule 485.
            ------

If appropriate, check the following box:

[  ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of shares of beneficial interest of McM Funds under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant filed a Notice pursuant to Rule 24f-2 for the fiscal year ended June 30, 1996 on August 26, 1996.

As filed with the U.S. Securities and Exchange
Commission on October 28, 1996
              ----------------
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PEA 3/7 McM Funds                                                  Cover Page 1

                                    MCM FUNDS
                  Cross Reference Sheet Pursuant to Rule 481(b)

Form N-1A Item                                           Caption in Prospectus
                                                         ---------------------
Part A   INFORMATION REQUIRED IN A PROSPECTUS

     1.  Cover Page                                      Cover Page

     2.  Synopsis                                        Prospectus Summary

     3.  Condensed Financial Information                 Financial Highlights

     4.  General Description of Registrant               Investment Objectives; Investment Philosophies;
                                                         Investment Strategies

     5.  Management of the Fund                          Management of the Funds

     5A.  Management's Discussion of Fund Performance    *Included in Registrant's Annual Report to Shareholders

     6.  Capital Stock and Other Securities              General Information; Dividends and Taxes; Net
                                                         Asset Value

     7.  Purchase of Securities Being Offered            How to Invest in the Funds; Exchange of Shares;
                                                         Distribution Plan; Shareholder Services

     8.  Redemption or Repurchase                        Redemption of Shares

     9.  Pending Legal Proceedings                       *

Part B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     10. Cover Page                                      Cover Page

     11. Table of Contents                               Table of Contents

     12. General Information and History                 Covered in Part A

     13. Investment Objectives and Policies              Investment Policies; Investment Restrictions;
                                                         Portfolio Transactions and Brokerage Commissions

     14. Management of the Fund                          Trustees and Officers

     15. Control Persons and Principal Holders of        Control Persons and Principal Holders of Securities
         Securities

     16. Investment Advisory and Other Services          Investment Advisory and Other Services

     17. Brokerage Allocation                            Portfolio Transactions and Brokerage Commissions;

     18. Capital Stock and Other Securities              Other Information

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PEA 3/7 McM Funds                                                  Cover Page 2

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION (continued)

     19. Purchase, Redemption and Pricing of             Purchases; Redemptions
         Securities Being Offered

     20. Tax Status                                      Taxes

     21. Underwriters                                    Underwriter

     22. Calculations of Performance Data                Performance Information

     23. Financial Statements                            Audited Financial Statements

Part C  OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

----------
*  Item inapplicable at this time or answer negative.





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PEA 3/7 McM Funds                                                  Cover Page 3

McM FUNDS                                                           PROSPECTUS
One Bush Street, Suite 800
San Francisco, CA 94104                                       November 1, 1996


McM Funds (the "Company") is a no-load, open-end management investment company. The Company was organized as a Delaware business trust and currently offers shares of five separate series or funds (each a "Fund" and collectively, the "Funds"), each having its own investment objectives and policies. Each of the Funds is diversified and individually advised by McMorgan & Company (the "Advisor").


                                Money Market Fund

              -----------------------------------------------------

         McM Principal Preservation Fund (the "Principal Preservation Fund") seeks to realize maximum current income, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments having expected maturities of thirteen months or less. This Fund attempts to maintain a stable net asset value of $1.00.


                               Fixed Income Funds
              -----------------------------------------------------

         McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund") seeks to achieve above-average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of short to intermediate-term debt securities. Average weighted maturity is expected to be between three and ten years. This Fund is designed for investors wishing a greater return than the Principal Preservation Fund and less risk than the Equity Investment Fund, Balanced Fund and Fixed Income Fund.

         McM Fixed Income Fund (the "Fixed Income Fund") seeks to achieve above-average total return consistent with what the Advisor believes to be prudent risk to principal over a market cycle of three to five years. The Fund invests in a diversified portfolio of intermediate and long-term debt securities. Average weighted maturity is expected to be between three and fifteen years. This Fund is designed for those investors wishing to receive a high level of income with protection of principal.

An investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

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PEA 3/7 McM Funds                                                        Page 1

                                  Balanced Fund
              -----------------------------------------------------


         McM Balanced Fund (the "Balanced Fund") seeks to achieve a balance of capital appreciation, income and preservation of capital over a market cycle of three to five years. The Fund invests in common stocks and fixed income securities. This Fund is designed for investors willing to accept the risks associated with a combination of investments in equity and fixed income securities.


                                   Equity Fund
              -----------------------------------------------------


         McM Equity Investment Fund (the "Equity Investment Fund") seeks to achieve above-average total return over a market cycle of three to five years consistent with reasonable risk. The Fund invests primarily in common stocks of companies which are deemed by the Advisor to have earnings growth, dividend growth and capital appreciation potential. This Fund is designed for investors wishing long-term growth and who are willing to accept the risk of occasional volatile returns. Above-average total return may be difficult to achieve in all market conditions.


Shares of each Fund are purchased and redeemed without any purchase or redemption charge imposed by the Company, although the Advisor and other institutions may charge their customers for services provided in connection with their investments.

This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the above Funds. Investors should read this Prospectus and retain it for future reference. Additional information about the Funds, contained in the Statement of Additional Information, has been filed with the U.S. Securities and Exchange Commission and is available upon request without charge by writing to the Advisor at the address below. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into the Prospectus.









Underwriter:                                                           Advisor:
FPS Broker Services, Inc.                                    McMorgan & Company
3200 Horizon Drive                                   One Bush Street, Suite 800
King of Prussia, PA 19406-0903                         San Francisco, CA  94104
(800) 831-1146                                                   (800) 788-9485





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PEA 3/7 McM Funds                                                        Page 2

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Prospectus Summary.................................................

Expense Information................................................

Financial Highlights...............................................

Investment Philosophies............................................

Investment Objectives

     Principal Preservation Fund...................................
     Intermediate Fixed Income Fund................................
     Fixed Income Fund.............................................
     Balanced Fund.................................................
     Equity Investment Fund .......................................

Investment Strategies..............................................

Management of the Funds............................................

How to Invest in the Funds.........................................

Exchange of Shares.................................................

How to Redeem Shares...............................................

Account Options....................................................

Net Asset Value....................................................

Dividends and Taxes................................................

Performance Information............................................

General Information................................................


      THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED
           IN ANY JURISDICTION IN WHICH OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES
            REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO
   GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED
                               IN THIS PROSPECTUS.

-------------------------------------------------------------------------------
PEA 3/7 McM Funds                                                        Page 3

                               PROSPECTUS SUMMARY

The Funds

The Company is an open-end, management investment company commonly known as a mutual fund. The Company was established as a Delaware business trust on February 3, 1994. The Company is currently comprised of five diversified series of shares which offer a variety of investment opportunities -- Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund.

Investment Objectives of the Funds

The Principal Preservation Fund, a money market fund, seeks to realize maximum current income, consistent with preservation of capital. The Intermediate Fixed Income Fund and Fixed Income Fund both seek to achieve above-average total return by investing in diversified portfolios of debt securities. The average weighted portfolio maturity of the Intermediate Fixed Income Fund is expected to be between three and ten years, and the average weighted portfolio maturity of the Fixed Income Fund is expected to be between three and fifteen years. The Balanced Fund seeks to achieve a balance of capital appreciation, income and preservation of capital. The Equity Investment Fund seeks to achieve above-average total return by investing primarily in common stocks.

Due to the inherent risks of investments, there can be no assurance that the objective of a Fund will be achieved. See "Investment Objectives" on pageX and "Investment Strategies" on page 13.

Risk Factors of Investing in the Funds

There is no assurance that the investment objective of any Fund will be achieved, and investment in each Fund includes risks, which vary in kind and degree depending upon the investment policies of the Fund. The returns and net asset value of a Fund will fluctuate, except that the Principal Preservation Fund seeks to maintain a net asset value of $1.00 per share (although there is no assurance that the Principal Preservation Fund will maintain a net asset value of $1.00 per share). The securities contained in the Intermediate Fixed Income Fund and Fixed Income Fund are subject to market and credit risk. See "Risk Factors of Fixed Income Investing" on page 13.

How to Purchase Shares

The minimum initial investment for all accounts is $5,000 for each Fund. The minimum for additional investments is $250. The Funds do not impose any sales load, distribution plans (12b-1), redemption or exchange fees. The public offering price for shares of each of the Funds is the net asset value per share next determined after receipt of a purchase order. See "How to Invest in the Funds" on page 21.

How to Redeem Shares

Shares of each Fund may be redeemed at the net asset value per share of the Fund next determined after receipt by the transfer agent of a redemption request in proper form. Signature guarantees may be required. See "How to Redeem Shares" on page 23.

Dividends

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value in additional full and fractional shares of the respective Fund unless and until the shareholder notifies the transfer agent in writing requesting payments in cash.

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PEA 3/7 McM Funds                                                        Page 4

The Principal Preservation Fund's net investment income is declared daily and paid monthly. It is expected that the Intermediate Fixed Income Fund and Fixed Income Fund will declare and pay dividends (other than net capital gains) monthly, and the Balanced Fund and Equity Investment Fund will declare and pay dividends (other than net capital gains) quarterly. See "Dividends and Taxes" on page 26.

Management of the Funds

McMorgan & Company, One Bush Street, Suite 800, San Francisco, California 94104, a California corporation and registered investment advisor, is the Funds' investment advisor. As of June 30, 1996, the Advisor managed approximately $15 billion in assets primarily for employee benefit plans such as retirement plans and health and welfare funds. FPS Broker Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 serves as the Funds' underwriter. The Bank of New York, 48 Wall Street, New York, New York 10286 serves as the custodian of the Funds' assets. FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 serves as the Funds' administrator, transfer agent and fund accounting agent.

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PEA 3/7 McM Funds                                                        Page 5

                               EXPENSE INFORMATION
-------------------------------------------------------------------------------

Shareholder Transaction Expenses for Each Fund:

     Maximum Sales Load Imposed on Purchases (as a percentage of offering price) ....................    0.00%

     Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price) .........    0.00%

     Deferred Sales Load (as a percentage of original purchase price)................................    0.00%

     Redemption Fees (as a percentage of amount redeemed)............................................    0.00%

     There is a fee of $9.00 for each wire redemption.


Annual Fund Operating Expenses
(as a percentage of average net assets)

                                                  Principal           Intermediate         Fixed
                                                Preservation          Fixed Income         Income
                                                    Fund                 Fund               Fund
                                                -------------         ------------         ------
Management Fees (after fee waiver):                 0.00%                0.00%              0.00%
Other Expenses
   (after expense reimbursement):                   0.30%                0.50%              0.50%

Total Fund Operating
   Expenses (after expense
   reimbursement):                                  0.30%                0.50%              0.50%
                                                    ====                 ====               ====

                                                                                      Equity
                                                       Balanced                     Investment
                                                         Fund                          Fund
                                                       --------                     ----------
Management Fees (after fee waiver):                      0.00%                         0.00%
Other Expenses
   (after expense reimbursement):                        0.60%                         0.75%

Total Fund Operating
   Expenses (after expense
   reimbursement):                                       0.60%                         0.75%
                                                         =====                         =====


Pursuant to the terms of the investment advisory agreements between the Advisor and the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund, the Advisor receives a monthly fee at an annual rate of 0.25%, 0.35%, 0.35%, 0.45% and 0.50%, respectively, of the respective Fund's average daily net assets. The above table reflects the Advisor's voluntary undertaking to waive its fees and reimburse expenses so that the Total Operating Expenses for the Principal Preservation Fund, Intermediate Fixed Income Fund, Balanced Fund and Equity Investment Fund will not exceed 0.30%, 0.50%, 0.50%, 0.60% and


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PEA 3/7 McM Funds                                                        Page 6

0.75%, respectively. Had the Advisor not agreed to this fee waiver and reimbursement, Total Fund Operating Expenses for the fiscal year ended June 30, 1996 would have been 0.93%, 0.69%, 1.82%, 2.21% and 1.72%, respectively.

Example

Based on the level of expenses listed above, the total expenses relating to an investment of $1,000 would be as follows, assuming a 5% annual return and redemption at the end of each time period.

     Name of Fund                          1 Year            3 Years          5 Years          10 Years
     ------------                          ------            -------          -------          --------
     Principal Preservation Fund            $  3              $ 10              $ 17             $ 38
     Intermediate Fixed Income Fund         $  5              $ 16              $ 28             $ 63
     Fixed Income Fund                      $  5              $ 16              $ 28             $ 63
     Balanced Fund                          $  6              $ 19              $ 33             $ 75
     Equity Investment Fund                 $  8              $ 24              $ 42             $ 93

The foregoing tables are designed to assist an investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, the Funds' actual performance will vary and may result in actual returns greater or less than 5%. The example should not be considered a representation of past or future expenses and actual expenses or returns may be greater or less than those shown, and may change if expense reimbursements change.

                              FINANCIAL HIGHLIGHTS

The following financial highlights were derived from the Funds' financial statements for the fiscal year ended June 30, 1996 and for the period ended June 30, 1995, respectively, which were audited by Tait, Weller & Baker, independent auditors, whose unqualified report thereon may be found in the Funds' Annual Report to Shareholders dated June 30, 1996 and is incorporated by reference into the Funds' Statement of Additional Information. The Funds' Statement of Additional Information may be obtained upon request without charge and is incorporated by reference into this Prospectus.

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                     McM Principal               McM Intermediate              McM Fixed
                                                   Preservation Fund             Fixed Income Fund            Income Fund
                                                 -------------------------   --------------------------  ------------------------
                                                  For the       For the        For the        For the      For the     For the
                                                 Year Ended   Period Ended   Year Ended    Period Ended  Year Ended  Period Ended
                                                  06/30/96     06/30/95*      06/30/96      06/30/95**    06/30/96    06/30/95**
                                                 -----------  ------------   ----------    ------------  ----------- ------------
Net Asset Value, beginning of period ........... $   1.00      $   1.00       $  10.37       $  10.00      $10.58     $  10.00
                                                 --------      --------       --------       --------      ------     --------
  Income from investment operations
  Net investment income ........................     0.05          0.05           0.57           0.54        0.64         0.55
  Net realized and unrealized gain (loss) on
    investments ................................     0.00          0.00          (0.10)          0.34       (0.20)        0.56
                                                 --------      --------       --------       --------      ------     --------
    Total from investment operations ...........     0.05          0.05           0.47           0.88        0.44         1.11
                                                 --------      --------       --------       --------      ------     --------
  Less Distributions:
  From net investment income ...................    (0.05)        (0.05)         (0.57)         (0.51)      (0.63)       (0.53)
  From capital gains ...........................     0.00          0.00          (0.10)          0.00       (0.06)        0.00
                                                 --------      --------       --------       --------      ------     --------
    Total distributions ........................    (0.05)        (0.05)         (0.67)         (0.51)      (0.69)       (0.53)
                                                 --------      --------       --------       --------      ------     --------
Net Asset Value, end of period ................. $   1.00      $   1.00       $  10.17       $  10.37      $10.33     $  10.58
                                                 ========      ========       ========       ========      ======     ========
Total return ...................................     5.39%         5.10%(2)       4.61%          9.19%(2)    4.16%       11.55%(2)
Ratios/Supplemental Data
  Net assets, end of period (in (000's) ........ $ 24,195      $ 11,813       $ 76,045       $ 29,936      $7,992     $  6,599
  Ratio of expenses to average net assets
    before reimbursement of expenses by
    Advisor ....................................     0.93%         2.77%(1)       0.69%          1.72%(1)    1.82%        7.29%(1)
  Ratio of expenses to average net assets after
    reimbursement of expenses by Advisor .......     0.30%         0.30%(1)       0.50%          0.50%(1)    0.50%        0.50%(1)
  Ratio of net investment income to average
    net assets before reimbursement of
    expenses by Advisor ........................     4.60%         2.91%(1)       5.52%          5.01%(1)    4.70%       -0.47%(1)
  Ratio of net investment income after
    reimbursement of expenses by Advisor .......     5.23%         5.38%(1)       5.71%          6.24%(1)    6.02%        6.33%(1)
  Portfolio turnover ...........................      N/A           N/A          75.26%        227.09%(2)   37.62%      150.77%(2)
  Average commission rate paid .................      N/A           N/A           N/A             N/A        N/A           N/A

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PEA 3/7 McM Funds                                                        Page 7

                                                   McM Balanced Fund         McM Equity Investment Fund
                                                 -------------------------   --------------------------
                                                  For the       For the        For the        For the
                                                 Year Ended   Period Ended   Year Ended    Period Ended
                                                  06/30/96     06/30/95**     06/30/96      06/30/95**
                                                 -----------  ------------   ----------    ------------
Net Asset Value, beginning of period ........... $  11.35      $  10.00       $  11.95       $  10.00
                                                 --------      --------       --------       --------
  Income from investment operations
  Net investment income ........................     0.40          0.36           0.21           0.19
  Net realized and unrealized gain (loss) on
    investments ................................     1.49          1.33           2.94           1.94
                                                 --------      --------       --------       --------
    Total from investment operations ...........     1.89          1.69           3.15           2.13
                                                 --------      --------       --------       --------
  Less Distributions:
  From net investment income ...................    (0.40)        (0.34)         (0.21)         (0.18)
  From capital gains ...........................    (0.09)         0.00          (0.04)          0.00
                                                 --------      --------       --------       --------
    Total distributions ........................    (0.49)        (0.34)         (0.25)         (0.18)
                                                 --------      --------       --------       --------
Net Asset Value, end of period ................. $  12.75      $  11.35       $  14.85       $  11.95
                                                 ========      ========       ========       ========
Total return ...................................    16.86%        17.31%(2)      26.53%         21.57%(2)

Ratios/Supplemental Data
  Net assets, end of period (in (000's) ........ $ 11,915      $  3,070       $ 23,913       $  4,866
  Ratio of expenses to average net assets
    before reimbursement of expenses by
    Advisor ....................................     2.21%         8.41%(1)       1.72%          8.48%(1)
  Ratio of expenses to average net assets after
    reimbursement of expenses by Advisor .......     0.60%         0.60%(1)       0.75%          0.75%(1)
  Ratio of net investment income to average
    net assets before reimbursement of
    expenses by Advisor ........................     1.81%        -3.54%(1)       0.80%         -5.50%(1)
  Ratio of net investment income after
    reimbursement of expenses by Advisor .......     3.43%         4.28%(1)       1.77%          2.24%(1)
  Portfolio turnover ...........................    26.16%        81.05%(2)       0.92%          1.81%(2)
  Average commission rate paid .................  $0.0600           N/R       $ 0.0600             N/R

* McM Principal Preservation Fund commenced investment operations on July 13, 1994.
** McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund commenced investment operations on July 14, 1994.
1)   Annualized.
2)   Not Annualized.



                             INVESTMENT PHILOSOPHIES

Portfolio Management


Investment decisions for the Funds are made by an investment management team at McMorgan & Company. No member of the investment management team is solely responsible for making recommendations for portfolio purchases.


Fixed Income Philosophy

The Advisor uses a risk-control process to analyze the possible changes in value caused by interest rate fluctuations. For the fixed income funds, a market target risk level is established. Adjustments to this target risk level are made based on the expected real return of the fixed income investments. As the expected real rate of return in fixed income investments rises, duration (a measure of risk) may be increased; and as the expected return decreases, duration may be decreased on a gradual basis. Interest rate anticipation is kept to low levels.


After the portfolio duration is established, issue selection is addressed to purchase an "efficient group" of bonds, purchasing a diversified portfolio of securities that have the following attributes: good quality, price inefficiency, yield advantage versus the market and protection against call risk. Transactions will occur in a portfolio for two major reasons: (1) assets will be sold and replaced with another if call protection, quality or yield can be increased without sacrificing any of the other factors; (2) assets will also be sold or purchased to maintain the targeted portfolio duration, without diminishing any of the four major factors.

Equity Philosophy

The Advisor uses a market oriented "top-down" multi-factor approach to control the risk at the portfolio level, quantifying and controlling the risk parameters that affect the investment return of particular issues, while using a "bottom-up" issue selection process. "Bottom-up" refers to an analytical approach to securities selection which first focuses on the company and company-related matters. The Advisor monitors many risk factors including Beta, market capitalization, yield, historic growth, expected growth, balance sheet strength, and industry and economic sector. While the Advisor uses the "top-down" approach to control risk, it uses a "bottom-up" approach to select specific securities.


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PEA 3/7 McM Funds
                                                                          Page 8

Particular securities are selected for addition to the portfolio when they contribute positively to total portfolio characteristics and the "Risk Adjusted Expected Return" premium in excess of the market. The Advisor starts with financial community consensus of earnings expectations and uses a dividend discount model to determine a "Risk Adjusted Expected Return," selecting issues that, collectively, have a "Risk Adjusted Expected Return" premium compared to the market. The "Risk Adjusted Expected Return" of the portfolio is the difference between the absolute expected return of the portfolio and the market, plus or minus an amount computed to compensate for the degree to which the historical volatility of the portfolio has exceeded or fallen short of the overall market.

An issue will be added or increased to balance or rebalance any of the factors determined at the portfolio level. If an individual security's "Risk Adjusted Expected Return" has decreased significantly, either through price appreciation, or other dynamic factors, its position may be reduced or eliminated, and other securities with a higher "Risk Adjusted Expected Return" may be purchased. Purchases and sales will also be made to maintain the desired portfolio characteristics.

                              INVESTMENT OBJECTIVES

The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund. Unless otherwise stated in this Prospectus, each Fund's investment policies are not fundamental and may be changed without shareholder approval. While a non-fundamental policy or restriction may be changed by the Trustees of the Company without shareholder approval, the Funds intend to notify shareholders before making any such material change. Fundamental policies may not be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.


When in the opinion of the Advisor a defensive investment posture is warranted, the Funds are permitted to invest temporarily and without limitation in U.S. Government obligations, money market instruments (such as U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances) and repurchase agreements. The Funds are permitted to enter into repurchase agreements with respect to U.S. Government securities; purchase portfolio securities on a when-issued basis; and purchase or sell portfolio securities for delayed delivery. See INVESTMENT STRATEGIES.


PRINCIPAL PRESERVATION FUND

The Principal Preservation Fund is a money market fund which seeks to earn a rate of return equal to short-term interest rates while maintaining liquidity and stability of principal. The Fund will seek to achieve its objective by investing in a diversified portfolio of high quality debt instruments having a remaining maturity of 397 days or less. It is the policy of the Fund to maintain a net asset value of $1.00 per share for purposes of purchases and redemptions, although there can be no assurance that it will do so. The dollar weighted average maturity of the portfolio can be no greater than 90 days. The Fund's shares are neither insured nor guaranteed by the U.S. Government.

The securities in which the Fund may invest include, but are not limited to: (1) certificates of deposit of banks and federal savings banks, (2) bankers' acceptances, (3) commercial paper, (4) U.S. Government and agency securities and
(5) repurchase agreements and variable or floating rate securities with respect to any of the foregoing securities. The Fund may not invest more than 5% of its total assets in the securities of a single issuer, except U.S. Government securities. The Fund's portfolio of investment securities must be denominated in United States dollars and must present minimal credit risks in accordance with standards established by the Funds' Trustees. At least 95% of the Fund's assets must be invested in either U.S. Government securities or First-Tier Securities. First-Tier Securities are securities that are rated (or a comparable security of the same issuer is rated) by at least two nationally recognized statistical rating agencies within the highest rating assigned to short-term debt securities or, if not rated or rated by only one agency, is determined to be of comparable quality. The remaining 5% must be invested in either First-Tier or Second-Tier Securities. A Second-Tier Security is a security that is rated (or a comparable security by the same issuer is rated) by at least two such agencies within the two highest ratings assigned to short-term debt securities or, if not rated or rated by only one agency, is determined to be of comparable quality. Although the Fund may invest in securities that are determined to be of comparable quality to other First and Second-Tier securities, no more than 20% of the Fund's assets may be invested in unrated securities (any Second-Tier Securities, whether or not rated, are counted in this 20%). The

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purchase of unrated and single-rated securities by the Fund must be ratified by the Board of Trustees. Determinations of comparable quality shall be made in accordance with procedures established by the Board of Trustees.

Because of the high quality and short maturity of the Fund's investments, the Fund's yield may be lower than that of funds that invest in lower rated securities and securities of longer maturities.

Money market instruments are generally described as short-term debt obligations having maturities of one year or less. The yield on such instruments is very sensitive to short-term lending conditions. In addition, there is an element of risk in such money market instruments since an issuer may become insolvent and default in meeting interest and principal payments. A repurchase agreement results in a fixed rate of return during a specified period. Thus, during periods of rising interest rates, the rate of return on such agreements could be less than that which could be obtained by direct purchases of the underlying securities. In addition, the Fund could experience some delay in obtaining direct ownership of the underlying collateral in the event of failure of the executing bank or securities dealer.

INTERMEDIATE FIXED INCOME FUND

The Intermediate Fixed Income Fund seeks to achieve above-average total return consistent with low risk to principal and liquidity over a market cycle of three to five years. The Fund primarily invests in a broad range of short to intermediate-term bonds and other debt securities. While the Fund may purchase securities with average remaining maturities of up to fifteen years, during normal market conditions its average weighted portfolio maturity is expected to be between three and ten years.

Specific emphasis is placed on finding lower coupon mortgage-backed and asset-backed bonds to create incremental returns, while government coupon bonds may be used extensively to control portfolio duration. See "Collateralized Mortgage Obligations" under INVESTMENT STRATEGIES.

See "Investment Policies Applicable to the Balanced Fund, Fixed Income Fund and Intermediate Fixed Income Fund."

FIXED INCOME FUND

The Fixed Income Fund seeks to achieve above average total return consistent with low risk to principal and liquidity over a market cycle of three to five years. The Fund primarily invests in a broad range of intermediate and long-term debt securities and the portfolio will normally contain between fifty and one hundred securities. While the Fund may purchase securities with maturities of average lives of up to thirty years, during normal market conditions its average weighted portfolio is expected to be between three and fifteen years.

Specific emphasis is placed on finding lower coupon mortgage-backed and asset-backed securities to create incremental returns, while government bonds may be used extensively to control portfolio duration. See "Collateralized Mortgage Obligations" under INVESTMENT STRATEGIES.

See "Investment Policies Applicable to the Balanced Fund, Fixed Income Fund and Intermediate Fixed Income Fund."

BALANCED FUND

The Balanced Fund seeks to achieve a balance of capital appreciation, income and preservation of capital over a market cycle of three to five years. The Fund invests in a diversified portfolio of common stocks and fixed income securities. This Fund may be appropriate for investors willing to accept the risks associated with a combination of investments in equity and fixed income securities.

In seeking capital appreciation, the Fund may invest in common stocks of a broad range of capitalized companies believed to have a potential for long-term capital growth, with an emphasis on dividend paying common stocks. The equity securities in which the Fund invests will be traded on a national securities exchange or traded in the over-the-counter market. The Fund will have a strategic target allocation of equity positions between 50% and 70% of net assets, but for temporary defensive purposes the Fund may reduce the actual equity commitment to 25% of net assets. The

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Advisor may alter the actual percentage of equities invested within the targeted equity ranges in 5% increments. The change is determined by developing an expected return on equities. Once the expected return on equities is determined, it is compared against the expected return on short-term cash, cash equivalents and fixed income investments. If equities are relatively more attractive, the percentage invested in equities will be increased. If fixed income and cash equivalent securities are relatively more attractive, the equity position will be reduced.

The changes in equity commitment will usually be cumulative in nature and based on risk-reward factors and not market-timing factors. The Advisor will usually not make a commitment that is anticipated to change over the near term. The commitment is based on a four to eight quarter outlook.


The Advisor believes that common stocks will generally offer the greatest potential for growth of capital and preservation of purchasing power. The "top down" analysis described under "Equity Philosophy" is developed to assist in identifying specific business sectors for emphasis or deemphasis.


In seeking income, at least 25% of the Balanced Fund's assets will be invested at all times in fixed income securities. The fixed income portion of the portfolio will be comprised of U.S. Government securities, investment grade debt securities, preferred stock and securities convertible into common stock. To the extent that the Fund invests in convertible issues, only that portion of their value attributable to their fixed income characteristics will be used in calculating the 25% fixed income allocation. There are no maturity restrictions on the fixed income securities in which the Fund will invest. The fixed income portion of the Balanced Fund will consist of the same type of securities that may form the portfolio for the Fixed Income Fund. For information on these securities, see "Investment Objectives - Fixed Income Fund." For a discussion of investment grade debt securities see "Investment Policies Applicable to the Balanced Fund, Fixed Income Fund and Intermediate Fixed Income Fund." Also see "Risk Factors of Fixed Income Investing."

The Fund may write (sell) covered call options to enhance investment returns and may both purchase and sell options on stock indices for hedging purposes. The Fund may also enter into futures contracts and options on futures contracts, as described under INVESTMENT STRATEGIES.

EQUITY INVESTMENT FUND

The Equity Investment Fund seeks to achieve above-average total return over a market cycle of three to five years consistent with reasonable risk. The Fund invests primarily in common stocks of companies which are deemed by the Advisor to have earnings growth, dividend growth and capital appreciation potential. Above-average total return may be difficult to achieve in all market conditions. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities. Up to 35% of the Fund's assets may be invested in U.S. Government securities, short-term money market instruments (such as U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances) and repurchase agreements.

The Advisor intends to select portfolio securities using what is sometimes referred to as a "bottom-up" approach. The Advisor will monitor risk factors using a "top-down" approach. See "Equity Philosophy" under INVESTMENT PHILOSOPHIES.


The Fund's investment strategy will emphasize companies that, in the opinion of the portfolio management team, offer prospects for capital growth and growth of earnings and dividends. The Fund expects to invest primarily in securities of any size company in any industry currently paying dividends although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income. The equity securities in which the Fund invests will be traded on a national securities exchange or traded in the over-the-counter market. Up to 15% of the Fund's net assets may be invested in foreign securities in the form of American Depository Receipts ("ADRs") or European Depository Receipts ("EDRs"). The Fund does not expect to invest in unsponsored ADRs and EDRs (that is, ADRs and EDRs if the depositor has no agreement with the issuer and, among other things, may receive less information from the issuer).


The Advisor expects the Fund's net asset value to exhibit fluctuation similar to the stock market in general, as measured by the S&P 500, and thus, the Fund may or may not be suitable for all investors. The Fund is designed

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for long-term investors who can accept the risk described in these investment policies and is not meant to provide a vehicle for playing short-term swings in the stock market.


The Fund may write (sell) covered call options to enhance investment returns and may both purchase and sell options on stock indices for hedging purposes. The Fund may also enter into futures contracts and options on futures contracts, as described under INVESTMENT STRATEGIES.

INVESTMENT POLICIES APPLICABLE TO THE INTERMEDIATE FIXED INCOME FUND, FIXED INCOME FUND AND BALANCED FUND


In pursuing their respective investment objectives, the Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund may invest in a broad range of investment grade debt securities in any industry. These securities include fixed and variable rate bonds, debentures, notes, and securities convertible into or exchangeable for common stock, collateralized mortgage obligations and other mortgage related securities and other asset-backed securities. Investment grade debt securities are considered to be those which at the time of investment are rated Baa or higher by Moody's Investors Service ("Moody's"), rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or are unrated, but believed by the Advisor to be equivalent to securities with those ratings. Although bonds rated Baa by Moody's or BBB by S&P are believed to have adequate capacity to pay principal and interest, they have speculative characteristics because they lack certain protective elements and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. In addition, the prices of bonds rated Baa by Moody's or BBB by S&P may be more sensitive to adverse economic changes or individual corporate developments than bonds with a higher investment rating.


In the event a security held by the Intermediate Fixed Income Fund, Fixed Income Fund or Balanced Fund is downgraded below a BBB or Baa after its purchase, the Advisor shall promptly reassess the risks involved and take such actions as it determines is in the best interests of the respective Fund and its shareholders.

The Intermediate Fixed Income Fund may purchase securities with average remaining maturities of up to fifteen years, during normal market conditions, and its average weighted portfolio maturity is expected to be between three and ten years. While the Fixed Income Fund may purchase securities with maturities of average lives of up to thirty years, during normal market conditions, its average weighted portfolio is expected to be between three and fifteen years.


In pursuing their respective investment objectives, the Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund may invest in the following securities: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) corporate, bank and commercial obligations,
(iii) mortgage-backed securities, and (iv) securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables. Investments include fixed and variable rate bonds, zero coupon bonds, debentures, and various types of demand instruments. Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may include mortgage-backed securities, as well as "stripped securities" (both interest-only and principal-only). Each Fund may also invest in high quality short-term obligations issued by state and local government issuers which carry yields that are competitive with those of other types of high quality money market instruments. For more information on (iii) and (iv) above, see "Mortgage-Backed Securities" and "Asset-Backed Securities" under INVESTMENT STRATEGIES.


The Intermediate Fixed Income Fund and Fixed Income Fund invest at least 65% of the total value of their assets in fixed income securities, including mortgage-backed securities, which are investment grade or are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Up to 35% of each of the Fund's assets may be invested in U.S. Government securities, short-term money market instruments (including repurchase agreements) or cash.

The Funds may also enter into futures contracts and options on futures contracts, as described under INVESTMENT STRATEGIES. Any gain derived by the Funds from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and may be taxable to shareholders as a combination of ordinary income and long-term

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capital gain. The Funds may invest in interest rate swaps for hedging purposes, which could subject the Funds to increased risks (See INVESTMENT STRATEGIES).


The Advisor manages the Intermediate Fixed Income Fund, Fixed Income Fund and fixed income portion of the Balanced Fund based primarily on an expected real basis, and minimally on anticipated interest rate changes. See "Fixed
Income Philosophy" under INVESTMENT PHILOSOPHIES.


Risk Factors of Fixed Income Investing


Securities held by the Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund may be subject to several types of investment risk. Market or interest rate risk relates to the change in market value caused by fluctuations in prevailing interest rates. Credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to the possibility that securities with higher interest coupons will be prepaid or "called" by the issuer prior to maturity. Such an event would require a Fund to invest the resulting proceeds elsewhere, possibly at lower interest rates, which could cause fluctuations in a Fund's net income. A Fund may also be exposed to event risk, which is the possibility that corporate fixed income securities held by a Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.


The value of debt securities will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates. In an effort to maximize income consistent with its investment objective, the Funds may, at times, change the average remaining maturity of their investment portfolio, consistent with their respective weighted average maturity ranges. This can be done by investing a larger portion of assets in relatively longer term obligations when periods of declining interest rates are anticipated and, conversely, emphasizing shorter and intermediate term maturities when a rise in interest rates is indicated.

                              INVESTMENT STRATEGIES

Shareholders should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Funds' investment objectives will be attained.

To the extent consistent with the respective Fund's stated investment objectives and policies, it is likely that the respective Funds may include the following in their portfolio of investments:

Asset-Backed Securities (all Funds except Principal Preservation Fund):
Asset-backed securities represent interests in, or are secured by and payable from, pools of government, government-related and private organizations' assets, such as consumer loans, credit card receivable securities and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration of prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

Collateralized Mortgage Obligations ("CMOs") (all Funds except Principal Preservation Fund): CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of, and interest on, the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency or instrumentality. The issuers of CMOs typically have no significant assets other than those pledged as collateral for the obligations. The Funds will not invest in any new

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types of collateralized mortgage obligations without prior disclosure to the shareholders.

Government Obligations (all Funds): Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. These obligations, including those issued by the U.S. Treasury, may be fixed or floating rate obligations. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury. Others are backed by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank), by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as obligations of the Federal National Mortgage Association), or only by the credit of the agency or instrumentality issuing the obligation (such as the Student Loan Marketing Association). Securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any agency or instrumentality if it is not obligated to do so.

Money Market Securities (all Funds): The Funds may invest from time to time in money market instruments, a term that includes, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

Bank obligations include bankers' acceptances and negotiable certificates of deposit issued by a U.S. bank, savings bank or savings association that is a member of the Federal Reserve System or insured by the Federal Deposit Insurance Corporation. Investments in bank obligations are limited to the obligations of financial institutions having $1 billion or more in total assets at the time of purchase.

Investments by the Funds in commercial paper will consist of issues that are rated "A-1" or better by S&P or "Prime-1" by Moody's, and regarding up to 20% of the Principal Preservation Fund, commercial paper rated "A-2" by S&P or "Prime-2" by Moody's. In addition, the Funds may acquire unrated commercial paper that is determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Funds. Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Funds, the Funds may, from time to time as specified in the instrument, demand payment of the principal or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Funds to dispose of an instrument if the issuer defaulted on its payment obligation or during periods that the Funds are not entitled to exercise their demand rights, and the Funds could, for these or other reasons, suffer a loss. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

Mortgage-Backed Securities (all Funds except Principal Preservation Fund). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations (See "Collateralized Mortgage Obligations" above). These securities may be U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government- related mortgage pools, generally will fluctuate in response to market interest rates.

Portfolio Turnover Rates: The portfolio turnover rates for the Intermediate Fixed Income Fund and Fixed Income Fund are not expected to exceed 60%. The portfolio turnover rate for the equity portion of the Balanced Fund is not expected to exceed 50%, while the turnover rate for the fixed income portion is not expected to exceed 60%. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Equity Investment

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Fund will not exceed 50%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. over 100%) will generally result in higher transaction costs to a Fund and also may result in a higher level of taxable gain for a shareholder.

Repurchase Agreements (all Funds): Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Investment Company Act of 1940, as amended (the"Act"), to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. No more than 10% of each of the Funds' net assets will be invested in illiquid securities, including repurchase agreements that have a maturity of longer than seven days. The Funds must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

Reverse Repurchase Agreements (all Funds): Each Fund may obtain funds for temporary purposes by entering into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account consisting of cash, U.S. Government securities or other high-grade liquid debt obligations having a value at least equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund, and as such are subject to the investment limitations discussed above in the section entitled "Borrowing."

Securities of Other Investment Companies (all Funds): Each of the Funds may invest in securities issued by other investment companies which invest in securities in which the Fund is permitted to invest. In addition, each Fund may invest in securities of other investment companies within the limits prescribed by the Act, which include limits to its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or Funds as a whole. As a shareholder of another investment company, each Fund would bear along with other shareholders its pro rata portion of the investment company's expenses, including advisory fees. In accordance with applicable state regulatory provisions, the Advisor has agreed to waive its management fee with respect to the portion of any Fund's assets invested in shares of other open-end investment companies. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

Short-Term Trading (Intermediate Fixed Income Fund and Fixed Income Fund):
Intermediate Fixed Income Fund and Fixed Income Fund may engage in short-term trading. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities.

Such trading may be expected to increase the Fund's portfolio turnover rate and the expenses incurred in connection with such trading. (See "Portfolio Turnover Rates").


Stripped Mortgage Backed Securities (all Funds except Principal Preservation
Fund): These Funds may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped mortgage-backed securities that evidence ownership in


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either the future interest payments or the future principal payments on U.S.
Government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Advisor will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup their initial investment in these securities even if the securities are rated in the highest rating categories. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities may generally be illiquid. Until further clarification of this matter is provided by the staff of the U.S. Securities and Exchange Commission, the Funds' investment in stripped mortgage-backed securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of a Fund's net assets.


While the identified Funds are authorized to purchase or enter into certain investments, the Funds do not have the current intention to purchase or enter into any of the following investments in the foreseeable future:

Borrowing (all Funds except Principal Preservation Fund): Each of the Funds has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). No Fund will purchase securities while borrowings in excess of 5% of its total assets are outstanding.

Foreign Securities (all Funds except Principal Preservation Fund): The Funds may only invest indirectly in foreign securities through American Depository Receipts and European Depository Receipts ("ADR's and EDR's"). For many foreign securities, there are United States dollar denominated ADR's, which are bought and sold in the United States and are issued by domestic banks. ADR's represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. In general, there is a large, liquid market in the United States for most ADR's. The Funds may also invest in EDR's which are receipts evidencing an arrangement with a European bank similar to that for ADR's and are designed for use in the European securities markets. EDR's are not necessarily denominated in the currency of the underlying security. The Funds do not invest in unsponsored ADR's and EDR's.

Investments made in foreign securities, whether made directly or indirectly, involve certain inherent risks, such as those related to future political and economic developments, the possible imposition of foreign withholding tax on the interest or dividend income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions (all Funds except Principal Preservation Fund): The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed delivery basis until the securities are delivered. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

Futures Contracts and Related Options (all Funds except Principal Preservation
Fund): A Fund may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of

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margin deposits on its existing futures positions and the amount of premiums paid for related options is 20% or less of its total assets.

At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.


A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the U.S. Securities and Exchange Commission.


Risk Factors of Options, Futures and Forward Contracts (all Funds except Principal Preservation Fund): The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the securities held by a Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors. For further discussion, see "Additional Investment Information" in the Statement of Additional Information.

Illiquid Securities (all Funds): The Funds will not invest more than 10% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act") but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act are subject to this 10% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

Interest Rate Swaps (Balanced Fund, Intermediate Fixed Income Fund and Fixed Income Fund): To help enhance the value of its portfolio or manage its exposure to different types of investments, each of these Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars". The potential loss from investing in swap agreements is much greater than the amount initially invested. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. Swaps involve the exchange between a Fund and another party of its respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. For example, if a Fund holds an interest-paying security with an interest rate which is reset once a year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with

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the Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the Company's custodian bank. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Options (all Funds except Principal Preservation Fund): The Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation to the extent that premiums paid on all outstanding call options do not exceed 20% of a Fund's total assets. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed-upon price during the option period. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only write call options on a covered basis (options on securities owned by a Fund). A Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only write put options on a covered basis. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.


A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. A Fund will invest in such options only to the extent consistent with its 10% limit on investments in illiquid securities.


Securities Lending (all Funds except Principal Preservation Fund): To increase return on portfolio securities, the Funds may lend their portfolio securities on a short-term basis to banks, broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Funds will not lend portfolio securities in excess of one-third of the value of their respective total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in their judgment, the income to be earned from the loan justifies the attendant risks.

                             MANAGEMENT OF THE FUNDS

The Board of Trustees

The Company has a Board of Trustees that establishes each Fund's policies and supervises and reviews the

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management of each Fund. The day-to-day operations of the Funds are administered by the officers of the Company and by the Advisor pursuant to the terms of the Investment Advisory Agreement with each Fund. The Statement of Additional information contains the name of each Trustee and background information regarding the Trustees.

The Advisor

McMorgan & Company, which has its offices at One Bush Street, Suite 800, San Francisco, California 94104, serves as investment advisor for each of the Funds and is an investment advisor registered as such under the Investment Advisers Act of 1940, as amended. The Advisor advises private accounts as well as the Funds. McMorgan & Company managed approximately $15 billion in assets at June 30, 1996 consisting primarily of retirement plans and health and welfare funds for jointly trusteed funds. McMorgan & Company was organized in 1969.

Pursuant to an investment advisory agreement with the Company, McMorgan & Company provides the Funds with advice on buying and selling securities in accordance with each Fund's respective investment policies, limitations and restrictions. McMorgan & Company also furnishes the Funds with office space and certain administrative services, and provides the personnel needed by the Funds with respect to the Advisor's responsibilities under the investment advisory agreement.

For providing investment advisory services, each Fund pays McMorgan & Company a monthly fee at the following annual rates based on each Fund's average daily net assets before any fee waiver as follows: Principal Preservation Fund - 0.25%, Intermediate Fixed Income Fund - 0.35%, Fixed Income Fund - 0.35%, Balanced Fund
- 0.45% and Equity Investment Fund - 0.50%. The Advisor has voluntarily undertaken to reduce some or all of its management fee to keep total annual operating expenses at or below the following percentages of each Fund's average net assets: Principal Preservation Fund (0.30%), Intermediate Fixed Income Fund (0.50%), Fixed Income Fund (0.50%), Balanced Fund (0.60%) and Equity Investment Fund (0.75%). Such fee reimbursements may be terminated at any time at the discretion of the Advisor. The Advisor has agreed to waive that portion of its advisory fee equal to the total expenses of a Fund for any fiscal year which exceeds the permissible limits applicable to a Fund in any state in which its shares are then qualified for sale. Any fee reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the appropriate Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Advisor generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

The terms of the Funds' investment advisory agreement permit the Advisor, at its own expense, to obtain statistical and other factual information and advice as it deems necessary or desirable to fulfill its investment responsibilities under the contract.

Expenses

Each Fund is responsible for its own operating expenses, including, but not limited to: management fees; printing and mailing of prospectuses and reports to shareholders; brokerage fees and commissions; fees for the registration or qualification of Fund shares under federal or state securities laws; expenses of the organization of the Trust or of additional Funds; transfer agent, custodian, administration, legal and auditing fees; the expenses of obtaining quotations of portfolio securities and of pricing the Funds' shares; trade association dues; all costs associated with shareholder meetings and the preparation and dissemination of proxy materials; and other expenses relating to that Fund's operations; costs of liability insurance and fidelity bonds; and any extraordinary and nonrecurring expenses which are not expressly assumed by the Advisor. General expenses which are not associated directly with any particular Fund within the Company (e.g., insurance premiums, directors fees, expenses of maintaining the Company's legal existence and of shareholders' meetings, and fees and expenses of industry organizations) are allocated between the various Funds on an equitable basis.

The Underwriter

FPS Broker Services,

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Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania
19406-0903 serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each of the Funds under state securities laws and to assist in the sale of shares.

The Administrator

The Company, on behalf of the Funds, serves as administrator pursuant to an administrative services agreement with FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903. The services FPS provides to the Funds including: the coordination and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries.

The Custodian, Transfer Agent and Fund Accounting/Pricing Agent

The Bank of New York, 48 Wall Street, New York, New York 10286 is custodian for the securities and cash of each Fund.

FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903 serves as each Fund's transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Shareholder inquiries should be addressed to the transfer agent, FPS Services, Inc., 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0903, (800) 831-1146.

FPS performs certain accounting and pricing services for the Company, including the daily calculation of the Funds' net asset values.

                           HOW TO INVEST IN THE FUNDS

The Funds' shares are offered directly to the public at their respective net asset values next determined after receipt of the order in proper form by the transfer agent. There is no sales load or charge in connection with the purchase of shares. The Funds' shares are offered for sale by FPS Broker Services, Inc., the Funds' underwriter, 3200 Horizon Drive, King of Prussia, PA 19406-0903,
(800) 831-1146.

The minimum initial investment in each Fund is $5,000, including investments for individual investors, IRAs, 403(b)(7) plans and other retirement plans. Subsequent investments for all Funds must be at least $250. Each Fund reserves the right to vary the initial and additional investment minimums. In addition, the Advisor may waive the minimum initial investment requirement for any investor. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of any Fund.

Purchase orders for shares of any Fund, except the Principal Preservation Fund, that are received by FPS in proper form by 4:00 p.m., New York time, on any day that the New York Stock Exchange (NYSE) is open for trading, will be purchased at the Fund's next determined net asset value. Orders and payment for the Principal Preservation Fund must be received by 1:00 p.m. New York time. Orders for Fund shares received after 4:00 p.m. New York time, and for the Principal Preservation Fund after 1:00 p.m. New York time, will be purchased at the next-determined net asset value determined the business day following receipt of the order. Shares of the Principal Preservation Fund may only be purchased on days when banks are open for business.

At the discretion of the Funds, investors may be permitted to purchase a Fund's shares by transferring securities to the Fund that meet the Fund's investment objectives and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination

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of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at the net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act; and (3) the value of any such security, (except U.S. Government securities), being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Each Fund, except the Principal Preservation Fund, may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by that Fund. It is the responsibility of such brokers, financial institutions or service organizations promptly to forward purchase orders and payments for same to the Company. Shares of a Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Company.


Purchases may be made in one of the following ways:

Purchases by Mail


Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to the respective Fund, c/o FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903.

Subsequent investments in an existing account in the Funds may be made at any time by sending a check payable to the respective Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.


Purchases by Wire


Purchases of any of the Funds may be made by federal funds wire. Initial investors should first call the transfer agent at (800) 831-1146 to advise the transfer agent that you intend to make an initial investment by wire and to receive an account number. The Fund must have a social security number or other tax identification number. Following notification to the transfer agent, wire instructions to the transfer agent's affiliated bank as follows:

                           UNITED MISSOURI BANK KC NA
                                ABA # 10-10-00695
                             FOR: FPS SERVICES, INC.
                                A/C 98-7037-071-9
                         FBO "McM Funds (Name of Fund)"
                      "SHAREHOLDER NAME AND ACCOUNT NUMBER"


A completed application with signature(s) of registrant(s) must be mailed to the transfer agent immediately subsequent to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Funds will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Subsequent Investments

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After an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, direct deposit or automatic investing. The minimum for subsequent investments is $250 for all Funds.

The remittance portion of a previous confirmation of investment can be used to make additional investments. The check should be made payable to the particular Fund and mailed to the Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

If an order, together with payment in proper form, is received by FPS by 4:00 p.m. New York time, on any day that the NYSE is open for trading, Fund shares, except the Principal Preservation Fund, will be purchased at each Fund's next determined net asset value. The orders and payment for the Principal Preservation Fund must be received by 1:00 p.m. New York time for same day transactions. Orders for Fund shares received after 4:00 p.m. New York time, and for Principal Preservation Fund after 1:00 p.m. New York time, will be purchased at the net asset value determined on the business day following receipt of the order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the United States. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Funds and FPS each reserve the right to reject any purchase order in whole or in part.


                               EXCHANGE OF SHARES

Shares of any of the Funds within the Company may be exchanged for shares of any of the other Funds within the Company, provided such other shares may be sold legally in the state of the investor's residence. The Company currently consists of the following Funds: Principal Preservation Fund, Intermediated Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund.


Exchanges are subject to the minimum initial investment requirement. Requests for telephone exchanges must be received by FPS by the close of regular trading on the NYSE (currently 4:00 p.m. New York time) on any day that the NYSE is open for regular trading; with respect to the Principal Preservation Fund, telephone exchanges may be received on any day that the NYSE is open for trading and that is not a national bank holiday. Shares may be exchanged by: (1) written request; or (2) telephone, if a special authorization form has been completed and is on file with the transfer agent in advance.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. Exchanges by mail or by telephone may be made if authorized on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares for any Fund through an exchange transaction is accepted immediately. For tax purposes an exchange is treated as a redemption, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate Fund. The Funds and FPS reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.


                              HOW TO REDEEM SHARES

Shareholders may redeem shares of their respective Fund without charge on any business day that the New York Stock Exchange is open for business; with respect to the Principal Preservation Fund, telephone exchanges may be received on any day that the NYSE is open for trading and that is not a national bank holiday. Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. Each Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are


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
sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $9 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day. Redemption requests after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of a Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.


Pursuant to the Company's Declaration of Trust, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. However, the Company has elected, pursuant to Rule 18f-1 under the Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of any of the Funds. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. If a shareholder has requested redemption of all or a part of the shareholder's investment, and the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the U.S. Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the U.S. Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.


Minimum Balances

Each Fund reserves the right to make involuntary redemption of shares in any account at its then-current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $500 due to market fluctuations or redemptions. The shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $500 before the redemption is processed. Each Fund may close any account without notice to the shareholder of the account if the account is inactive and the value of the account is $0.

Shares may be redeemed in one of the following ways:

Redemption by Mail

Shares may be redeemed by submitting a written request for redemption to FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of
Prussia, PA 19406-0903.


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

A written request must be in good order, which means that it must: (i) identify the shareholder's account name; (ii) state the number of shares or dollar amount to be redeemed; and (iii) be signed by each registered owner exactly as the shares are registered. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $10,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker-dealer, or a member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees. Broker-dealers guaranteeing signatures must be members of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsement will not be accepted. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. The Funds will honor redemption requests of shareholders who recently purchased shares by check, but will not mail redemption proceeds until the Funds are reasonably satisfied that the checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as fifteen days from the purchase date. The Funds will not accept a check endorsed over by a third-party. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 831-1146.


Redemption by Telephone

Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the transfer agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent with a signature guarantee at the address listed under "Redemption by Mail."

The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by any of the Funds.

Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures that are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, they and/or their service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Shares of the Funds may be redeemed through certain brokers, financial institutions or service organizations who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed from the Company.

Redemption by Automated Clearing House ("ACH")


A shareholder may elect to have redemption proceeds, cash distributions or systematic cash withdrawal payments transferred to a bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees charged by the Funds associated with the use of the ACH service.

ACH redemption requests must be received by the Funds' transfer agent before 4:00 p.m. New York time (1:00 p.m. New York time for the Principal Preservation
Fund) to receive that day's closing net asset value. ACH redemptions will be sent on the day following the shareholder's request. The funds from the ACH redemption will normally be available two days after the redemption has been processed.



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PEA 3/7 McM Funds
                                                                         Page 24

                                 ACCOUNT OPTIONS

The following special account options are available to shareholders. There are no charges for the programs noted below, and an investor may change or stop these plans at any time by written notice to the Funds.


Systematic Withdrawal Plan: This service enables an investor who wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $10,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $100 or more. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. This is done by completing the appropriate section on the New Account Application indicating the amount of the distribution and the desired frequency.


Direct Deposit Program: This service enables a shareholder to purchase additional shares by having certain payments from the federal government ONLY (i.e., federal salary, Social Security and certain veterans, military or other payments) automatically deposited into the shareholder's account in the Fund. The minimum investment under this program is $250.


This is done by completing a Direct Enrollment Form for each type of payment desired. The form may be obtained by contacting the Funds at (800) 831-1146. A shareholder may terminate his or her participation by notifying, in writing, the appropriate federal agency. In addition, the Fund may terminate participation upon 30 days' notice to the shareholder.

Automatic Investing: This service allows a shareholder to make regular investments once an account is established. A shareholder authorizes the automatic withdrawal of funds from a bank account into the Funds. The minimum initial and subsequent investment pursuant to this plan is $100 per month. The initial fund account must be opened first with the $5,000 minimum prior to participating in this plan. This is done by completing the appropriate section on the New Account Application indicating the amount of the automatic investment.

Retirement Plans: The Funds are available for investment by pension and profit sharing plans, including Individual Retirement Accounts, Defined Contribution Plans, and 403(b)(7) Retirement Plans. The Fund, however, does not sponsor Defined Contribution Plans and 403(b)(7) Retirement Plans. For details concerning any of the retirement plans, please call the Funds at (800) 788-9485.


                                 NET ASSET VALUE

The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE; provided that, for the Principal Preservation Fund, it is also not a national bank holiday. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

Fixed income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate

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                                                                         Page 25
clearing corporation.


All securities held in the portfolio of the Principal Preservation Fund, and debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


                               DIVIDENDS AND TAXES

Dividends

The Principal Preservation Fund's net investment income is declared daily and paid monthly as a dividend to shareholders of record at the close of business on the day of declaration. In order to receive the dividend for that day, the shareholder's purchase of shares must be effective as of 1:00 p.m. (New York time). Income dividends, when available, are expected to be declared and paid monthly for the Intermediate Fixed Income Fund and Fixed Income Fund. It is expected that dividends from net investment income will be declared and paid quarterly and at year end by the Equity Investment Fund and Balanced Fund. Any net realized gains from the sale of portfolio securities are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gains will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.


Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that dividends and distributions on shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes

Each Fund has elected and intends to continue to qualify to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code. Each Fund is treated as a separate corporate entity for federal tax purposes.


An investment in the Funds has certain tax consequences, depending on the type of account. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Redemptions of Fund shares, and the exchange of shares between two Funds of the Company, are taxable events and, accordingly, shareholders may realize capital gains or losses on these transactions.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's

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PEA 3/7 McM Funds
                                                                         Page 26
knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisers for more specific information on the tax consequences of particular types of distributions.

                             PERFORMANCE INFORMATION

Yield and total return information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Net investment return of these Funds changes in response to fluctuations in market conditions, interest rates and Fund expenses, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. The Funds may compare their investment performance to the following benchmarks: Principal Preservation Fund - Merrill Lynch Index 90-day Treasury Index; Intermediate Fixed Income Fund -Lehman Brothers Intermediate (1-10 year) Government/Corporate Index; Fixed Income Fund -Lehman Brothers Aggregate Index; and Equity Investment Fund and Balanced Fund - S&P 500 and the Lehman Brothers Aggregate Index. The Funds may also be compared to other market indices such as the S&P 500 and to appropriate mutual fund indices. Current performance information about each Fund can be obtained by calling the Funds at (800) 788-9485.


Total Return. Total Return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in a particular Fund. Aggregate total return reflects the total percentage change over the stated period.

Yield. Yield refers to the net investment income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for the Principal Preservation Fund over a seven-day period is called current yield. For Intermediate Fixed Income Fund and Fixed Income Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period, and annualizing the result.

                               GENERAL INFORMATION

Organization: Each Fund is a separate series of McM Funds, a Delaware business trust organized pursuant to a Trust Instrument dated February 3, 1994, as amended May 9, 1994. The Trust is registered under the Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Trustees and Officers: The Trustees of the Company have overall responsibility for the operations of each Fund. The Statement of Additional Information contains general background information about each Trustee and officer of the Company. The officers of the Company who are employees or officers of McMorgan & Company serve without compensation from the Funds.


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PEA 3/7 McM Funds
                                                                         Page 27

Description of Shares: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares. Currently, there is only one class of shares issued by the Company. The validity of shares of beneficial interest offered by this prospectus has been passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.


Voting Rights: Each issued and outstanding full and fractional share of each Fund is entitled to one full and fractional vote in dollar-weighted proportion to the shares of the other Funds, and all shares of each Fund participate equally in regard to dividends, distributions, and liquidations with respect to that Fund. Shareholders do not have preemptive, conversion or cumulative voting rights. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Pursuant to the definitions set forth in the Act, as of October 7, 1996, the following persons are deemed "control persons" by nature of their significant holdings in the respective Funds listed below. This does not mean, however, that these persons manage the affairs of the Company. The Advisor maintains sole responsibility over the affairs of the Company pursuant to its Investment Advisory Agreement with the Company. Industrial Carpenters Pension Fund and Industrial Carpenters and Precast Industry Pension Fund - McM Fixed Income Fund.

Shareholder Meetings: The Trustees of the Company do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the U.S. Securities and Exchange Commission, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustees when requested to do so by not less than 10% of the outstanding shareholders of the respective Fund. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.


Certain Provisions of Trust Instrument: Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

Shareholder Reports and Inquiries: Shareholders will receive annual financial statements which are examined by the Funds' independent accounts, as well as unaudited semiannual financial statements. Shareholder inquiries should be addressed to the Fund c/o McM Funds, One Bush Street, Suite 800, San Francisco, CA 94104, (800) 788-9485.

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PEA 3/7 McM Funds
                                                                         Page 28

                               INVESTMENT ADVISOR

                               McMorgan & Company
                           One Bush Street, Suite 800
                             San Francisco, CA 94104

                                   UNDERWRITER

                            FPS Broker Services, Inc.
                               3200 Horizon Drive
                    King of Prussia, Pennsylvania 19406-0903

                              SHAREHOLDER SERVICES

                               FPS Services, Inc.
                               3200 Horizon Drive
                    King of Prussia, Pennsylvania 19406-0903

                                    CUSTODIAN

                              The Bank of New York
                                 48 Wall Street
                            New York, New York 10286

                                  LEGAL COUNSEL

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                          San Francisco, CA 94104-2878

                                    AUDITORS

                              Tait, Weller & Baker
                         2 Penn Center Plaza, Suite 700
                           Philadelphia, PA 19102-1707


                For Additional Information about McM Funds call:
                                 (800) 788-9485

                       STATEMENT OF ADDITIONAL INFORMATION



                                November 1, 1996



-------------------------------------------------------------------------------

                                    McM FUNDS

-------------------------------------------------------------------------------


                 MONEY MARKET FUND                        BALANCED FUND


         McM Principal Preservation Fund                McM Balanced Fund



               FIXED INCOME FUNDS                          EQUITY FUND


       McM Intermediate Fixed Income Fund          McM Equity Investment Fund
               McM Fixed Income Fund



--------------------------------------------------------------------------------



This Statement of Additional Information dated November 1, 1996 is not a prospectus but should be read in conjunction with the Prospectus for the McM Funds (the "Company") dated November 1, 1996, as may be amended or supplemented from time to time. No investment in shares should be made without first reading the Prospectus. A copy of the Prospectus may be obtained without charge from the Company at the addresses and telephone numbers below.



Underwriter:                                                            Advisor:
FPS Broker Services, Inc.                                     McMorgan & Company
3200 Horizon Drive                                    One Bush Street, Suite 800
King of Prussia, PA 19406-0903                          San Francisco, CA  94104
(800) 831-1146                                                    (800) 788-9485





      No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the
    Company or by the distributor in any jurisdiction in which such offering may not lawfully be made.

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                                                                         Page 30

                                   TABLE OF CONTENTS

                                                                                                              Page
McM Funds..........................................................................................................
Investment Policies
     Futures.......................................................................................................
     Loans of Portfolio Securities.................................................................................
     Options.......................................................................................................
     Repurchase Agreements.........................................................................................
     Reverse Repurchase Agreements.................................................................................
     Securities of Other Investment Companies......................................................................
     Purchasing Call Options.......................................................................................
     Covered Call Writing..........................................................................................
     Purchasing Put Options........................................................................................
     Writing Put Options...........................................................................................
     Forward Commitments, When-Issued Securities and Delayed Delivery Transactions.................................
     Variable and Floating Rate Instruments........................................................................
     Mortgage-Backed Securities and Mortgage Pass-Through Securities...............................................
     Collateralized Mortgage Obligations, Real Estate Mortgage Investment Conduits
       and Multi-Class Pass-Throughs...............................................................................
     Resets........................................................................................................
     Caps and Floors...............................................................................................
     Stripped Mortgage-Backed Securities...........................................................................
     Risks of Mortgage-Backed Securities...........................................................................
     Other Mortgage-Backed Securities..............................................................................
     Asset-Backed Securities.......................................................................................
     Interest Rate Swaps...........................................................................................
     Restricted Securities.........................................................................................
     Rule 144A Securities..........................................................................................
     Convertible Securities........................................................................................
     Loan Participations..........................................................................................
     Money Market Instruments......................................................................................
     Other Investments.............................................................................................
Investment Restrictions............................................................................................
Trustees and Officers..............................................................................................
Control Persons and Principal Holders of Securities................................................................
Investment Advisory and Other Services
     Investment Advisory Agreement.................................................................................
     Administrator.................................................................................................
     Underwriter...................................................................................................
Portfolio Transactions and Brokerage Commissions...................................................................
     Portfolio Turnover............................................................................................
Taxes..............................................................................................................
Performance Information
     General.......................................................................................................
     Total Return Calculations.....................................................................................
     Yield of Principal Preservation Fund..........................................................................
     Yields of Intermediate Fixed Income Fund and Fixed Income Fund................................................
Other Information..................................................................................................
     Custodian
     Reports to Shareholders
     Audited Financial Statements


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PEA 3/7 McM Funds
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



                                    McM FUNDS

McM Funds, One Bush Street, Suite 800, San Francisco, CA 94104, is a no-load, open-end management investment company, which currently offers five diversified series of common stock representing separate portfolios of investments: McM Principal Preservation Fund (the "Principal Preservation Fund"),McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund") (collectively referred to as "Funds" or individually, as a "Fund").

                               INVESTMENT POLICIES

The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. The Prospectus specifies which Funds may invest in the portfolio investments included in this section.

The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

Futures
-------
The Funds (all Funds except Principal Preservation Fund) may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities underlying the contract. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver, and the purchaser to receive an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium

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



which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending upon the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities, and for federal tax purposes will be considered a "short sale". For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates that would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value that it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.


Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and having the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.


Loans of Portfolio Securities
-----------------------------

The Funds (all Funds except Principal Preservation Fund) may lend portfolio securities to broker-dealers and financial institutions provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned;
(2) the relevant Fund may call the loan at any time and receive the securities loaned; (3) the relevant Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the relevant Fund.


Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, a Fund will only enter into portfolio loans after a review of all pertinent facts by the McMorgan & Company (the "Advisor"), under the supervision of the Board of Trustees, including the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.



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PEA 3/7 McM Funds
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



Options
-------
The Funds (all Funds except Principal Preservation Fund) may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than a direct investment in the underlying securities.

The Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Repurchase Agreements
---------------------

The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered to be collateralized loans by a Fund under the Investment Company Act of 1940, as amended (the "Act").


The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Principal Preservation Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

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Reverse Repurchase Agreements
-----------------------------
Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, U.S. Government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

Securities of Other Investment Companies
----------------------------------------
Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or Funds as a whole.

Purchasing Call Options
-----------------------
The Funds (all Funds except Principal Preservation Fund) may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss that would be characterized as short-term unless the option was held for more than one year.

Covered Call Writing
--------------------
The Funds (all Funds except Principal Preservation Fund) may write covered call options from time to time on such portions of their portfolios, without limit, as the Advisor determines is appropriate in seeking to obtain a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing

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purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
----------------------
The Funds (all Funds except Principal Preservation Fund) may invest up to 20% of their total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if, at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed-upon price up to an agreed date. The Funds intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Funds to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending upon whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.



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Writing Put Options
-------------------
The Funds (all Funds except Principal Preservation Fund) may also write put options on a secured basis, which means that a Fund will maintain, in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions
-----------------------------------------------------------------------------
The Funds (all Funds except Principal Preservation Fund) may dispose of or negotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account cash, U.S. Government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Variable and Floating Rate Instruments
--------------------------------------
With respect to the variable and floating rate instruments that may be acquired by Intermediate Fixed Income Fund and Fixed Income Fund, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument meets the Funds' quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Mortgage-Backed Securities and Mortgage Pass-Through Securities
---------------------------------------------------------------
The Funds (all Funds except Principal Preservation Fund) may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations").

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury; while others, such

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as those issued by the Federal National Mortgage Association, are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.

For federal income tax purposes other than diversification under Subchapter M, mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.


The mortgage securities which are issued or guaranteed by GNMA, FHLMC or FNMA ("Certificates") are called pass-through Certificates because a prorata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the Certificate (i.e., theFund). The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "Risks of Mortgage Securities").


The Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.


Collateralized Mortgage Obligations ("CMOs"), Real Estate Mortgage Investment Conduits ("REMICs") and Multi-Class Pass-Throughs. The Funds (all Funds except Principal Preservation Fund) may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. Such securities may be issued or guaranteed by U.S. Government agencies or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the Funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may

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cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.


One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable rate tranches, known as "floating rate CMOs," will be considered as adjustable rate mortgage securities ("ARMS") by the Funds. Floating rate CMOs may be backed by fixed-rate or adjustable rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable rate mortgages, represent a ceiling beyond which the coupon rate on a floating rate CMO may not be increased regardless of increases in the interest rate index to which the floating rate CMO is geared.


REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. The Funds will not invest in subordinated privately-issued CMOs.

Resets
------

The interest rates paid on the ARMS and CMOs in which the Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.


Caps and Floors
---------------
The underlying mortgages which collateralize the ARMS and CMOs in which the Funds invest will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage-Backed Securities
-----------------------------------
The Funds (all Funds except Principal Preservation Fund) may also invest in stripped mortgage-backed securities, which are derivative multi-class mortgage securities. The stripped mortgage-backed securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the Funds invest.


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Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.


Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed and, accordingly, these securities may generally be illiquid. The staff of the U.S. Securities and Exchange Commission has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, the Funds' investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of a Fund's net assets.


Risks of Mortgage-Backed Securities
-----------------------------------
The mortgage-backed securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage-backed securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage-backed securities may be less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of noncallable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage-backed security would likely decline to the same extent as a conventional fixed rate security.

In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Other Mortgage-Backed Securities
--------------------------------
The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage

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instruments, that is, mortgage instruments the principal or interest payments of which may vary or the terms to maturity of which may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities. The Funds will not invest in any new types of mortgage-related securities without prior disclosure to the shareholders of the respective Fund.

Asset-Backed Securities
-----------------------
Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other assets of a financial character. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

Interest Rate Swaps
-------------------

The Intermediate Fixed Income Fund and Fixed Income Fund may enter into interest rate swaps for hedging purposes and not for speculation. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The Funds will only enter into interest rate swaps on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Advisor believes that such obligations do not constitute senior securities as defined in the Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt securities having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.


In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed-upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed-upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Restricted Securities
---------------------
Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "Securities Act"), to no more than 10% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Company's Board of Trustees.

Rule 144A Securities
--------------------
The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities", however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the

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PEA 3/7 McM Funds
                                                                        Page 41
level of illiquidity in the Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development, and it is not possible to predict how this market will develop.

Convertible Securities
----------------------
Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange those securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.


Loan Participations
-------------------

Loan participations are sold by the lending bank to an investor. The loan participant borrower may be a company with highly rated commercial paper that finds it can obtain cheaper funding through a loan participation than with commercial paper and can also increase the company's name recognition in the capital markets. Loan Particpations often generate greater yield than commercial paper.

Money Market Instruments
------------------------
Money market instruments in which the Funds may invest include, but are not limited to, the following: short-term corporate obligations, letters of credit backed commercial paper, time deposits, loan participations, variable and floating rate notes and master demand notes.

Time Deposits usually trade at a spread over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

Because Variable and Floating Rate Notes are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

The same credit research must be done for Master Demand Notes as in accepted names for potential commercial paper issuers to eliminate the chances of a borrower getting into serious financial difficulties.

Other Investments
-----------------
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.


                             INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the

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                                                                        Page 42
percentage that results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Except as set forth under "Investment Objectives" and "Investment Strategies" in the Prospectus, each Fund may not:

      (1) As to 75% of its total assets, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

      (2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

      (3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

      (4)  Make investments in securities for the purpose of exercising control;

      (5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

      (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

      (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

      (8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

      (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act;

     (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus; and

     (12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.


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PEA 3/7 McM Funds
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



Although not considered fundamental, in order to comply with certain state "blue sky" restrictions, the Funds will not invest: (1) more than 5% of their respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of their holdings of common stocks; and (2) purchase or retain the securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors of the Fund or of its investment manager who own more than 1/2 of 1%, own in the aggregate, more than 5% of the outstanding securities of such issuer.

                              TRUSTEES AND OFFICERS

Information pertaining to the Trustees and executive officers of the Company is set forth below.


                                                                               Aggregate
                                                         Principal          Compensation From               Total Compensation
                                      Position(s)      Occupation(s)        Trust to Date for                From Trust and
     Name, Address                     Held with        During Past        Fiscal Year Ended                 Fund Complex Paid
       and Age                        Registrant        Five Years           June 30, 1996                      to Trustees
     -------------                    ----------       -------------       -------------------               ------------------
Terry A. O'Toole, CPA*          49   Chairman         President and CEO,         N/A                              N/A
McMorgan & Company                   and              McMorgan &
One Bush Street, Suite 800           President        Company.
San Francisco, CA  94104

Kenneth I. Rosenblum            55   Trustee          Independent               $4,800                             $4,800
1299 Ocean Avenue                                     Consultant; President
Suite 333                                             and Chief Operations
Santa Monica, CA  90401                               Officer, Dimension
                                                      Fund Advisors,Inc.


Walter B. Rose                 50    Trustee          Partner, McBain,          $4,600                             $4,600
McBain, Rose Partners                                 Rose Partners.
355 S. Grand Avenue
Suite 4295
Los Angeles, CA  90071

S.D. Sicotte                   65    Trustee          Retired; prior thereto     N/A                               N/A
2047 Byron  Street                                    Chairman and Chief
Palo Alto, CA 94301                                   Executive Officer
                                                      Hemming Morse, Inc.

Robert R. Barron*              51    Trustee,         Executive Vice             N/A                               N/A
McMorgan & Company                   Vice             President, McMorgan
101 N. Brand Boulevard,              President &      & Company
#1220                                Treasurer
Glendale, CA  91203


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PEA 3/7 McM Funds
                                                                       Page 44

Mark R. Taylor*                37    Trustee          Vice President             N/A                               N/A
McMorgan & Company                                    McMorgan &
One Bush Street, Suite 800                            Company
San Francisco, CA 94104

Gregory L. Watson, CFA*        51    Trustee          Executive Vice             N/A                               N/A
McMorgan & Company                                    President, McMorgan
One Bush Street, Suite 800                            & Company
San Francisco, CA 94104

Deane A. Nelson, CFA*          50    Vice             Vice President             N/|A                             N/A
McMorgan & Company                   President        McMorgan &
One Bush Street, Suite 800           and              Company; prior
San Francisco, CA  94104             Secretary        thereto Vice
                                                      President, Security
                                                      Pacific Bank.

Robert M. Hirsch*              42    Compliance       General Counsel,           N/A                             N/A
McMorgan & Company                   Officer          McMorgan &
One Bush Street, Suite 800                            Company; prior
San Francisco, CA  94104                              thereto Partner, Van
                                                      Bourg, Weinberg
                                                      Roger & Rosenfeld

------------------------------------------------------------------------------
PEA 3/7 McM Funds

* These Trustees and officers are considered "interested persons" of the Funds as defined under the Act.

The Trustees of the Funds receive a fee of $4,000 per year, plus $200 per meeting and expenses for each meeting of the Board of Trustees they attend. However, no officer or employee of McMorgan & Company receives any compensation from the Funds for acting as a Trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of October 7, 1996, the Trustees and officers of the Trust, individually, owned less than 1% of the outstanding shares of the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund and Balanced Fund. As a group, the Trustees and officers owned 1.51% of Fixed Income Fund, 1.33% of Balance Fund and 3.01% of Equity Investment Fund.

As of October 7, 1996, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the:


McM PRINCIPAL PRESERVATION FUND

Name & Address of Beneficial Owners                  Percentage
-----------------------------------                  ----------
Cement Masons Vacation Holiday                         22.75%
Trust Fund
Suisun, CA

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PEA 3/7 McM Funds
                                                                        Page 45

Name & Address of Beneficial Owners                Percentage
-----------------------------------                ----------

McMorgan & Company                                  18.98%
San Francisco, CA

Trust U.A. 350 Supplemental Annuity Plan            16.05%
Los Angeles, CA

Northern California Pipe Trades                      5.05%
Health & Welfare Trust Fund
Oakland, CA

McM INTERMEDIATE FIXED INCOME FUND

Name & Address of Beneficial Owners                Percentage
-----------------------------------                ----------
Northern California Pipe Trades                     12.36%
Health & Welfare Trust Fund
Oakland, CA

Stationary Engineers No.39                          10.54%
Health & Welfare Trust Fund
Calabasas, CA

Cement Masons Health & Welfare                      10.49%
Trust Fund
Suisun, CA

Bay Counties District Council                        7.15%
of Carpenters
Oakland, CA

Northern Nevada Operating Eng.                       6.74%
Health & Welfare Trust Fund
Los Angeles, CA




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PEA 3/7 McM Funds
                                                                         Page 46

McM FIXED INCOME FUND

Name & Address of Beneficial Owners               Percentage
-----------------------------------               ----------
Industrial Carpenters Pension Fund *                43.34%
Oakland, CA

Industrial Carpenters &                             34.97%
Precast Industry Pension Fund*
Oakland, CA

McM BALANCED FUND

Name & Address of Beneficial Owners               Percentage
-----------------------------------               ----------
UA Local 290 Plumber Steamfitter &                  22.73%
Shipfitter Retiree Health Trust
Portland, OR

IBEW Local 48 General Fund                          11.62%
Portland, OR

UA Local 38 Pipe Trades Defined                      9.40%
Contribution Plan
San Francisco, CA

Sheet Metal Production Workers of Northern           8.11%
California Beneficial Trust Fund
Oakland, CA

Vanbourg Weinberg Roger & Rosenfeld                  6.74%
Oakland, CA

UA 350 Supplemental Annuity Plan                     5.20%
Los Angeles, CA

McM EQUITY INVESTMENT FUND

Name & Address of Beneficial Owners               Percentage
-----------------------------------               ----------


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PEA 3/7 McM Funds
                                                                         Page 47

Name & Address of Beneficial Owners                 Percentage
-----------------------------------                 ----------
Operating Engineers Health & Welfare
Trust Fund                                            21.25%
Calabasas, CA

Wendel & Co.                                          12.80%
New York, NY

Pensioned Operating Engineers Health &                12.50%
Welfare Fund
Calabasas, CA


* Controlling person as defined under the Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote.


                     INVESTMENT ADVISORY AND OTHER SERVICES


Investment Advisory Agreement The advisory services provided by McMorgan & Company (the "Advisor"), and the fees received by it for such services, are described in the Prospectus. As stated in the Prospectus, the Advisor may from time to time voluntarily waive its advisory fees with respect to any Fund. In addition, if the total expenses borne by any Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Advisor will bear the amount of such excess to the extent required by such regulations. Any fee reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the appropriate Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Advisor generally seeks reimbursement for the oldest reduction and waivers before payment by the Funds for fees and expenses for the current year.


The Advisor has agreed to waive its advisory fee in an amount equal to the total expenses of a Fund for any fiscal year which exceeds the permissible limits applicable to that Fund in any state in which its shares are then qualified for sale. At the present time, the most restrictive state expense limitation limits a fund's annual expenses (excluding interest, taxes, distribution expense, brokerage commissions and extraordinary expenses, and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million.


Under an advisory agreement on behalf of each Fund (the "Advisory Agreements"), the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Advisory Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



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PEA 3/7 McM Funds
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

The Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. The Advisory Agreements terminate automatically in the event of their assignment.


Under the Advisory Agreements, each Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested Trustees; (2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the Securities and Exchange Commission and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums;
(9) fees and expenses of the Company's custodian, administrative and transfer agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of any legally mandated shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.


For the fiscal year ended June 30, 1996, advisory fees accrued by the Advisor for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment were $47,458, $201,896, $25,566, $28,436 and $50,631 respectively. Advisory fees accrued by McMorgan & Company for Principal Preservation Fund, for the period July 13, 1994 (commencement of operations) through June 30, 1995, were $10,541. For the period July 14, 1994 (commencement of operations) through June 30, 1995, advisory fees accrued by the Advisor for the Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund were $26,243, $4,631, $5,636 and $6,353, respectively. However, the advisory fees noted above, for each Fund, were waived by the Advisor.


General expenses of the Company (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.


For the fiscal year ended June 30, 1996 and the period July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) (commencement of operations) through June 30, 1995, the Advisor absorbed expenses as follows: Principal Preservation Fund - $119,404 and $104,476; Intermediate Fixed Income Fund - $111,101 and $94,352; Fixed Income Fund - $96,325 and $92,388; Balanced Fund - $102,016 and $99,141; and Equity Investment Fund - $98,217 and $100,321, respectively.

From July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through June 30, 1996, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $148,630, Intermediate Fixed Income Fund $205,453, Fixed Income Fund $119,492, Balanced Fund $126,817 and Equity Investment Fund $123,504.


Administrator

FPS Services, Inc., 3200 Horizon Drive, King of Prussia, PA 19406-0903 (the "Administrator"), provides certain administrative services to the Company pursuant to an administrative services agreement (the "Administrative Services Agreement"). The Administrator receives a fee at the annual rate of 0.08% of the first $100 million of average daily net assets of the Company, 0.05% of the next $500 million of such average daily net assets, and 0.03% on assets in excess of $600 million.



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PEA 3/7 McM Funds
                                                                         Page 49

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the custodian and transfer agent and monitors the services they provide to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Company, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) prepares and, after approval by the Company, arranges for the filing of such registration statements and other documents with the U.S. Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.


As compensation for services performed under the Administrative Services Agreement, the Administrator receives a fee payable monthly at an annual rate (as described in the Prospectus) multiplied by the average daily net assets of the Company.


Administration fees paid to FPS Services, Inc. for the fiscal year ended June 30, 1996 and the period July 13, 1994 (commencement of operations) through June 30, 1995, for the Principal Preservation Fund were $21,704 and $16,874, respectively, Administration fees for the fiscal year ended June 30, 1996 and the period July 14, 1994 (commencement of operations) through June 30, 1995, were: Intermediate Fixed Income Fund - $20,112 and $16,705; Fixed Income Fund - $19,747 and $16,732; Balanced Fund - $20,563 and $16,751 and Equity Investment Fund - $20,987 and $16,787, respectively.


Underwriter

FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, PA 19406-0903, acts as an underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Company's Trustees.

In this regard, ("FPSB") has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Company shall from time to time identify to ("FPSB") as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.

("FPSB") is a broker-dealer registered with the U.S. Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

For the services to be provided to the Company under the Underwriting Agreement, ("FPSB") is entitled to receive an annual fixed fee of $15,000. These fees are fixed for a two (2) year period from the date of the Underwriting Agreement and may be increased or decreased in future years by an amendment signed by both the Company and ("FPSB").


The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party, and if so terminated, the prorata portion of the unearned fee will be returned to the Advisor.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities for each Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed income securities

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                                                                         Page 50
in which the Funds invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition.

The Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Funds effect securities transactions may be used by the Advisor in servicing all of its accounts; not all such services may be used in connection with the Funds. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds). The Advisor will attempt to allocate equitably portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.


For the fiscal year ended June 30, 1996 and the period ended June 30, 1995, the Funds incurred brokerage commission as follows: Principal Preservation Fund - $0 and $0; Intermediate Fixed Income Fund - $0 and $0; Fixed Income Fund - $0 and $0; Balanced Fund - $5,196 and $1,956; and Equity Investment Fund - $18,928 and $3,927, respectively.


Portfolio Turnover
The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. The portfolio turnover rates for the Intermediate Fixed Income Fund and Fixed Income Fund are not expected to exceed 60%. The portfolio turnover rate for the equity portion of the Balanced Fund is not expected to exceed 50%, while the turnover rate for the fixed-income portion is not expected to exceed 60%. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Equity Investment Fund will not exceed 50%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.


For the fiscal year ended June 30, 1996 and the period ended June 30, 1995, the Funds' portfolio turnover rates were as follows: Intermediate Fixed Income Fund
- 75.26% and 227.09%; Fixed Income Fund - 37.62% and 150.77%; Balanced Fund - 26.16% and 81.05%; and Equity Investment Fund - 0.92% and 1.81%, respectively.

                                      TAXES

Each Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").


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                                                                         Page 51

In order to so qualify for any taxable year, a fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Funds qualify for treatment as a regulated investment company, they will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Funds' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will

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be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Futures contracts and options on futures contracts utilized by the Funds are also "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Funds. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends received deduction for corporations, provided, however, that those shares have been held for at least 45 days.

The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which qualify for the 70% deduction.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

General
From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculations
The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

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
                                                          1/n
                       Average Annual Total Return = [ (ERV) - 1 ]
                                                        ---
                                                          P

            Where:     ERV      = ending redeemable value at the end of the
                                period covered by the computation of a
                                hypothetical $1,000 payment made at the
                                beginning of the period.

                       P        = hypothetical initial payment of $1,000.

                       n = period covered by the computation, expressed in terms of years.

The Funds that compute their aggregate total returns do so by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                           Aggregate Total Return =  [ (ERV) - 1 ]
                                                        ---
                                                         P

           Where:           ERV = ending redeemable value at the end of the
                                period covered by the computation of a
                                hypothetical $1,000 payment made at the
                                beginning of the period.

                            P   = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.


Based upon the foregoing calculations, the average annual total return for the Principal Preservation Fund for the one year period ended June 30, 1996 and the period July 13, 1994 (commencement of operations) through June 30, 1996 was 5.39% and 5.34%, respectively. The average annual total returns for the one year period ended June 30, 1996 and for the period July 14, 1994 (commencement of operations) through June 30, 1996 were as follows: Intermediate Fixed Income Fund - 4.61% and 7.00%; Fixed Income Fund - 4.16% and 7.94%; Balanced Fund - 16.86% and 17.42%; and Equity Investment Fund - 26.53% and 24.51%, respectively.


Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yield of Principal Preservation Fund
As summarized in the Prospectus, the yield of the Principal Preservation Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will

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
not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield"), which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.


The yield and effective yield of Principal Preservation Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven day period ended June 30, 1996 , the Principal Preservation Fund had a yield of 5.01% and an effective yield of 5.03%.


Yields of Intermediate Fixed Income Fund and Fixed Income Fund
The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                               YIELD =  2  [ ( a - b  + 1)6 - 1  ]
                                              -------
                                                cd

     Where:
             a =   dividends and interest earned during the period.

             b =   expenses accrued for the period (net of reimbursements).

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d = maximum offering price per share on the last day of the period.


For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days, and that the maturity date is the date on which the obligation reasonably may be expected to be called or, if none, the stated maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.


Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

The interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current

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
market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs") (i) gain or loss attributable to actual monthly paydowns are accounted for as an increase or decrease to interest income during the period and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

                                OTHER INFORMATION


The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the U.S. Securities and Exchange Commission under the Securities Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C.


Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.


Custodian. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Company's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of each Fund (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and make disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.


Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Funds may be directed to the Advisor at (800) 788-9485.


Audited Financial Statements: The Funds' financial statements, including the notes thereto, dated as of June 30, 1996, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Funds' 1996 Annual Report to Shareholders.


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



                                    MCM FUNDS
                                    FORM N-1A
                            PART C OTHER INFORMATION

Part C.  Other Information

Item 24.       Financial Statements and Exhibits.

            (a)   Financial Statements.
                  Included in Part A:  Financial Highlights

                  McM Equity Investment Fund, McM Balanced Fund, McM Fixed Income Fund, McM Intermediate Fixed Income Fund and McM Principal Preservation Fund.


                  Incorporated by reference in Part B:

                  (1)   Schedule of Investments as of June 30, 1996 (audited).
                  (2) Statement of Operations for the fiscal year ended June 30, 1996 (audited).
                  (3) Statement of Changes in Net Assets for the fiscal year ended June 30,1996 (audited).
                  (4)   Financial Highlights as of June 30, 1996 (audited).
                  (5)   Notes to Financial Statements


            (b)   Exhibits:
                  Exhibits filed pursuant to Form N-1A:

                  (1) Copies of Charter -- Amended Trust Instrument dated May 9, 1994 is filed herewith electronically, previously filed as Exhibit No. (1) of Registration Statement No. 33-75708 filed January 30, 1995.

                  (2) Copies of existing By-Laws --By-laws are filed herewith electronically, previously filed as Exhibit No. (2) of Registration Statement No. 33-75708 filed February 24, 1994.

                  (3)   Copies of any voting trust agreement -- Not Applicable.

                  (4) Copies of all instruments defining the rights of holders of the securities -- Not Applicable - Registrant proposes to maintain investments as non-certificated book entry shares.

                  (5) Copies of all investment advisory contracts -- Investment Advisory contracts are filed herewith electronically, previously filed as Exhibit No. (5) of Registration Statement No. 33-75708 filed May 25, 1994.

                  (6) Copies of each underwriting or distribution contract -- Underwriting contract is filed herewith electronically, previously filed as Exhibit No. (6) of Registration Statement No. 33-75708 filed May 25, 1994.

                  (7) Copies of all bonus, profit sharing, pension or other similar contracts -- Not Applicable.

                  (8)   Copies of all custodian agreements --


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PEA 3/7 McM Funds
                                                                         Page 57

                        (a) Amendment to Custodian and Custody Administration
                            Agreement is filed herewith electronically.
                        (b) Custodian Agreement is filed herewith
                            electronically.
                        (b) Custody Administration Agreement is filed herewith
                            electronically.

                  (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed.

                        (a) Transfer Agent Services Agreement between the Registrant and Fund/Plan Services, Inc. -- Transfer Agent Services Agreement is filed herewith electronically, previously filed as Exhibit No.
                             (9)(a) of Registration Statement No. 33-75708 filed May 25, 1994.

                        (b) Administration Agreement between the Registrant and Fund/Plan Services, Inc. -- Administration Agreement is filed herewith electronically, previously filed as Exhibit No. (9)(b) of Registration Statement No. 33- 75708 filed May 25, 1994.

                        (c) Accounting Services Agreement between the Registrant and Fund/Plan Services, Inc. -- Accounting Services Agreement is filed herewith electronically, previously filed as Exhibit No.
                             (9)(c) of Registration Statement No. 33-75708 filed May 25, 1994.

                  (10)  (a)  Opinion and Consent of Counsel as to the legality of the securities to be issued -- Opinion and Consent of Counsel is filed herewith electronically, previously filed as Exhibit No.
                             (10)(a) of Registration Statement No. 33-75708 filed May 25, 1994.

                        (b) An opinion of Counsel will be filed each fiscal year end with Registrant's Rule 24F-2 Notice.

                  (11) Copies of any other opinions, appraisals or rulings -- Consent of Independent Auditors -- Filed herewith electronically.

                  (12) All financial statements omitted from Item 23. -- Not Applicable.

                  (13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant is filed herewith electronically, previously filed as Exhibit No. (13) of Registration Statement No. 33-75708 filed July 7, 1994.

                  (14)  Copies of the model plan -- Not Applicable.

                  (15) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 -- Not Applicable.

                  (16) Schedule for Computation of Performance Quotations -- Filed herewith electronically on behalf of McM Equity Investment Fund, McM Balanced Fund, McM Fixed Income Fund, McM Intermediate Fixed Income Fund and McM Principal Preservation Fund.

                  (18) Powers of Attorney - Powers of Attorney for Terry A. O'Toole, Deane A. Nelson, Walter B. Rose, Gregory L. Watson, Mark R. Taylor, Kenneth I. Rosenblum and Robert
                        R. Barron are filed herewith electronically..

            (27) Electronic Filers -- Financial Data Schedules on behalf of McM


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

                        Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund are filed herewith electronically.


Item 25.       Persons Controlled by or under Common Control with Registrant.

                  None.

Item 26.       Number of Holders of Securities.


                                                     Number of Record Holders
                  Title of Class                     as of October 7, 1996
                  --------------                     ---------------------------

                  Shares of Beneficial
                  Interest par value $0.001 of:

                  McM Equity Investment Fund                    169
                  McM Balanced Fund                             134
                  McM Intermediate Fixed Income Fund             79
                  McM Fixed Income Fund                          35
                  McM Principal Preservation Fund               125


Item 27.       Indemnification.

            Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 10.2 of the Registrant's Trust Instrument provides as follows:


                        10.2 Indemnification. The Trust shall indemnify each of
                  its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.


                        The Trust shall indemnify officers, and shall have the
                  power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

                        Insofar as indemnification for liability arising under
                  the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing

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
                  provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

                        Section 10.3 of the Registrant's Trust Instrument, filed
                  herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

                        10.3 Shareholders. In case any Shareholder or former
                  Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

Item 28.       Business and Other Connections of Advisor.


            McMorgan & Company provides investment advisory services consisting of portfolio management for retirement plans and health and welfare funds, and as of June 30, 1996 had approximately $15 billion in assets under management primarily for employee benefit plans such as retirement plans and health and welfare funds.


            For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-10448) filed by it under the Investment Advisers Act of 1940.

Item 29.       Principal Underwriter.

                  (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                             America Asia Allocation Growth Fund
                             The Brinson Funds
                             CT&T Funds
                             Farrell Alpha Strategies
                             Focus Trust, Inc.
                             IAA Trust Mutual Funds
                             Matthews International Funds
                             McM Funds
                             Polynous Growth Fund


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

                             Smith Breeden Series Fund
                             Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                             The Stratton Funds, Inc.
                             Stratton Growth Fund, Inc.
                             Stratton Monthly Dividend Shares, Inc.
                             Stratton Small Cap Yield Fund
                             The Timothy Plan
                             Trainer Wortham First Mutual Funds


                  (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                          Position                 Position and
     Name and Principal                   and Offices              Offices with
     Business Address                     with Underwriter         Registrant
     ----------------                     ----------------         ----------

     Kenneth J. Kempf                     Director and             None
     2 W. Elm Street                      President
     Conshohocken, PA  19428-0874

     Lynne M. Cannon                      Vice President           None
     2 W. Elm Street                      and Principal
     Conshohocken, PA  19428-0874

     Rocco C. Cavalieri                   Director and             None
     2 W. Elm Street                      Vice President
     Conshohocken, PA  19428-0874

     Gerald J. Holland                    Director,                None
     2 W. Elm Street                      Vice President
     Conshohocken, PA  19428-0874         and Principal

     Joseph M. O'Donnell, Esq.            Director and             None
     2 W. Elm Street                      Vice President
     Conshohocken, PA  19428-0874

     Sandra L. Adams                      Assistant Vice           None
     2 W. Elm Street                      President and
     Conshohocken, PA  19428-0874         Principal

     Mary P. Efstration                   Secretary                None
     2 W. Elm Street
     Conshohocken, PA  19428

     John H. Leven                        Treasurer                None
     2 W. Elm Street
     Conshohocken, PA  19428

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of Fund/Plan Services, Inc., the parent of the Underwriter.

            (c)   Not Applicable.



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PEA 3/7 McM Funds
                                                                         Page 61

Item 30.       Location of Accounts and Records.


            All records described in Section 31(a) of the Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisor, McMorgan & Company, One Bush Street, Suite 800, San Francisco, CA 94104, except for those maintained by the Fund's Custodian, ,The Bank of New York and the Fund's Administrator, Transfer Agent and Fund Account Services Agent, FPS Services Inc. 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.


Item 31.       Management Services.

                  There are no management-related service contracts not discussed in Part A or Part B.

Item 32.       Undertakings.

                  (a)   Not Applicable.

                  (b)   Not Applicable.


                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report for the fiscal year ended June 30, 1996, upon request and without charge.


                  (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended relating to shareholder communications.



--------------------------------------------------------------------------------
PEA 3/7 McM Funds
                                                                         Page 62

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 28th day of October, 1996.

                                   McM Funds
                                   ---------
                                   Registrant


                                   By  /s/  Terry A. O'Toole*
                                       -------------------------------
                                   Terry A. O'Toole,
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of McM Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Capacity                                Date
---------                    --------                                ----

/s/ Terry A. O'Toole*        Chairman of the Board of Trustees       10/26/96
--------------------------   and President and Principal
Terry O'Toole                Executive Officer


/s/ Kenneth I. Rosenblum*    Trustee                                 10/26/96
--------------------------
Kenneth I. Rosenblum


/s/ Walter B.  Rose*         Trustee                                 10/26/96
--------------------------
Walter B. Rose

/s/ Robert R. Barron*        Treasurer, Vice President               10/26/96
--------------------------   Principal Accounting & Financial
Robert R. Barron             Officer & Trustee


/s/ Gregory L. Watson*       Trustee                                 10/26/96
--------------------------
Gregory L. Watson

/s/ Mark R. Taylor*          Trustee                                 10/26/96
--------------------------
Mark R. Taylor






     /s/ Gretchen B. Zepernick
--------------------------------------------------
*By /s/ Gretchen B. Zepernick, as Attorney-in-Fact
     and Agent pursuant to Power of Attorney


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PEA 3/7 McM Funds
                                                                         Page 63

                                    McM FUNDS


                         Index to Exhibits to Form N-1A




Exhibit        Description of
Number         Exhibit


99.B.1.        Amended Trust Instrument
99.B.2.        By-Laws
99.B.5.a       Investment Advisory Agreement - Principal Preservation Fund
99.B.5.b       Investment Advisory Agreement - Intermediate Fixed Income Fund
99.B.5.c.      Investment Advisory Agreement - Fixed Income Fund
99.B.5.d.      Investment Advisory Agreement - Balanced Fund
99.B.5.e.      Investment Advisory Agreement - Equity Investment Fund
99.B.6.        Underwriting Agreement
99.B.8.a.      Amendment to Custodian and Custody Administration Agreement
99.B.8.b.      Custodian Agreement
99.B.8.c.      Custody Administration Agreement
99.B.9.a.      Transfer Agent Agreement
99.B.9.b.      Administration Agreement
99.B.9.c.      Accounting Services Agreement
99.B.10.a.     Opinion and Consent of Counsel as to the legality of the
               securities issued
99.B.11        Consent of Independent Auditors
99.B.13.       Agreements made in consideration for providing the initial capital
99.B.16.       Schedule for Computation of Performance Quotations
99.B.18.       Powers of Attorney
99.B.27.       Fianancial Data Schedules on behalf of each Fund